UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.
                                   Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                --------------

Check here if Amendment [    ]; Amendment Number:
                                                  ------------
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ashmore Group plc
               -------------------------------
Address:       61 Aldwych
               -------------------------------
               London WC2B 4AE, United Kingdom
               -------------------------------

Form 13F File Number:  28-14260
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael S. Perman
          ---------------------------
Title:    Secretary
          ---------------------------
Phone:    44(0) 203-077-6000
          ---------------------------

Signature, Place, and Date of Signing:

/s/ Michael S. Perman     London, England     August 14, 2012
----------------------    ---------------     ---------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number     Name
     28-5804                  Ashmore EMM, L.L.C.
     -------                  --------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     104

Form 13F Information Table Value Total:     $1,014,195
                                            ----------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

     1       28-5804                  Ashmore EMM, L.L.C.
             --------                  ------------------
     2       28-14265                 Ashmore Investments (UK) Ltd
             --------                 ----------------------------
     3       28-14274                 Ashmore Investment Management Limited
             --------                 -------------------------------------

                                                             ASHMORE GROUP PLC
                                              FORM 13F INFORMATION TABLE AS OF JUNE 30, 2012
                                                                                                                 VOTING AUTHORITY
                                                                                                          -------------------------
                                                                               SH/
                                                                               PUT/
                                                          VALUE X   SHARES/    PRN   INVSTMT   OTHER
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     ($1000)   PRN AMT    CALL  DISCRETN  MGRS SOLE       SHARED     NONE
--------------                 --------------   --------- -------   ---------  ----  --------  ---- ---------  ------    ------
3SBIO INC                      Sponsored ADR    88575Y105     463      33,900  SH    Defined   2,3          0       0      33,900
ABERDEEN INDONESIA FUND INC    COM              00305P106     343      26,735  SH    Defined   2,3          0       0      26,735
ABERDEEN LATIN AMERICAN EQTY   COM              00306K106   1,958      61,136  SH    Defined   2,3          0       0      61,136
AMERICA MOVIL                  SPON ADR L SHS   02364W105  51,005   1,957,228  SH    Defined   1,2    891,080  63,500   1,002,648
AMERICA MOVIL                  SPON ADR L SHS   02364W105  40,115   1,539,339  SH    Defined   2,3          0       0   1,539,339
BAIDU INC                      SPON ADR REP A   056752108  49,929     434,239  SH    Defined   1,2    199,969   8,400     225,870
BAIDU INC                      SPON ADR REP A   056752108  12,636     109,900  SH    Defined   2,3          0       0     109,900
BANCO BRADESCO                 SP ADR PFD NEW   059460303     262      17,600  SH    Defined   1,2     17,600       0           0
BANCO DE CHILE                 SPONSORED ADR    059520106     301       3,566  SH    Defined   1,2      3,566       0           0
BANCO SANTANDER BRASIL         ADS REP 1 UNIT   05967A107     107      13,800  SH    Defined   1,2     13,800       0           0
BBVA BANCO FRANCES SA          SPONSORED ADR    07329M100      81      24,350  SH    Defined   1,2          0       0      24,350
BRASKEM SA                     SP ADR PFD A     105532105  32,466   2,439,244  SH    Defined   1,2  1,191,443  91,751   1,156,050
BRASKEM SA                     SP ADR PFD A     105532105     338      25,421  SH    Defined   2,3          0       0      25,421
CEMEX SAB                      SPON ADR         151290889  32,485   4,826,933  SH    Defined   1,2  1,855,300 122,700   2,848,933
CEMEX SAB                      SPON ADR         151290889   1,053     156,400  SH    Defined   2,3          0       0     156,400
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601   2,347     127,400  SH    Defined   1,2          0       0     127,400
CENTRAIS ELETRICAS BR          SPONSORED ADR    15234Q207      34       4,903  SH    Defined   1,2      4,903       0           0
CHINA FUND INC                 COM              169373107   1,770      80,709  SH    Defined   2,3          0       0      80,709
CHINA LODGING GROUP            SPONSORED ADR    16949N109     543      46,239  SH    Defined   1,2     46,239       0           0
CHINA MOBILE LTD               SPONSORED ADR    16941M109   1,017      18,600  SH    Defined   1,2     18,600       0           0
CHINA PETROLEUM & CHEM         SPON ADR H SHS   16941R108      80         900  SH    Defined   1,2        900       0           0
CHINA ZENIX AUTO INTERNA       ADS              16951E104     208      85,934  SH    Defined   1,2     85,934       0           0
CIA CERVECERIAS UNIDAS         SPONSORED ADR    204429104     895      14,346  SH    Defined   1,2      4,320       0      10,026
CIA CERVECERIAS UNIDAS         SPONSORED ADR    204429104       9         144  SH    Defined   2,3          0       0         144
CIA DE MINAS BUENAVENTUR       SPONSORED ADR    204448104   7,266     191,305  SH    Defined   1,2     72,360   4,067     114,878
CIA DE MINAS BUENAVENTUR       SPONSORED ADR    204448104      55       1,452  SH    Defined   2,3          0       0       1,452
CIA SANEAMENTO BASICO DE       SPONSORED ADR    20441A102     108       1,423  SH    Defined   1,2      1,423       0           0
CNOOC LTD                      SPONSORED ADR    126132109   6,082      30,220  SH    Defined   1,2     30,220       0           0
COCA-COLA FEMSA SAB            SPON ADR REP L   191241108   1,479      11,300  SH    Defined   1,2      4,800       0       6,500
DESARROLLADORA HOMEX           SPONSORED ADR    25030W100  46,155   2,997,108  SH    Defined   1,2  1,417,629  69,010   1,510,469
DESARROLLADORA HOMEX           SPONSORED ADR    25030W100   8,685     563,986  SH    Defined   2,3          0       0     563,986
DOCTOR REDDY'S LAB             ADR              256135203   3,078     103,702  SH    Defined   1,2    103,702       0           0
ECOPETROL SA                   SPONSORED ADS    279158109     179       3,200  SH    Defined   1,2      3,200       0           0
EMBRAER SA                     SP ADR REP 4 COM 29082A107  26,565   1,001,334  SH    Defined   1,2    465,624  29,363     506,347
EMBRAER SA                     SP ADR REP 4 COM 29082A107     300      11,324  SH    Defined   2,3          0       0      11,324
EMPRESAS ICA S.A.              SPONS ADR NEW    292448206   3,897     560,700  SH    Defined   1,2    560,700       0           0
ENERSIS S.A.                   SPONSORED ADR    29274F104     847      45,300  SH    Defined   1,2     10,000       0      35,300
FOCUS MEDIA HOLDING            SPONSORED ADR    34415V109  11,951     508,988  SH    Defined   1,2    402,315       0     106,673
FOCUS MEDIA HOLDING            SPONSORED ADR    34415V109     834      35,499  SH    Defined   2,3          0       0      35,499
FOMENTO ECONOMICO MEX          SPON ADR UNITS   344419106  22,094     247,555  SH    Defined   1,2    122,655   6,100     118,800
FOMENTO ECONOMICO MEX          SPON ADR UNITS   344419106      55         620  SH    Defined   2,3          0       0         620
GERDAU SA                      SPONSORED ADR    373737105   3,698     422,200  SH    Defined   1,2    120,300       0     301,900
GERDAU SA                      SPONSORED ADR    373737105  13,911   1,588,000  SH    Defined   2,3          0       0   1,588,000
GREATER CHINA FUND             COM              39167B102     503      46,950  SH    Defined   2,3          0       0      46,950
GRUPO AEROPORTUARIO SUR        SPON ADR SER B   40051E202     187       2,400  SH    Defined   2,3          0       0       2,400
GRUPO FINANCIERO GALICIA       SP ADR 10 SH B   399909100     119      25,600  SH    Defined   1,2          0       0      25,600
HARMONY GOLD MNG               SPONSORED ADR    413216300  11,506   1,224,000  SH    Defined   1,2    591,100  44,000     588,900
HARMONY GOLD MNG               SPONSORED ADR    413216300     124      13,200  SH    Defined   2,3          0       0      13,200
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101  13,307     408,200  SH    Defined   1,2    186,100       0     222,100
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     258       7,900  SH    Defined   2,3          0       0       7,900
HUANENG POWER INTL             SPON ADR H SHS   443304100      69       2,300  SH    Defined   1,2      2,300       0           0
ICICI BANK LTD                 ADR              45104G104   5,685   1,101,064  SH    Defined   1,2    737,064       0     364,000
ICICI BANK LTD                 ADR              45104G104     386      11,900  SH    Defined   2,3          0       0      11,900
INFOSYS LTD                    SPONSORED ADR    456788108  16,447     365,000  SH    Defined   1,2    160,600       0     204,400
INFOSYS LTD                    SPONSORED ADR    456788108   6,858     152,200  SH    Defined   2,3          0       0     152,200
ISHARES BRAZIL SMALL CAP FUND  MSCI BRAZ SMCP   464289131     877      38,415  SH    Defined   2,3          0       0      38,415
ISHARES MSCI ALL PERU CAPPED   MSCI PERU CAP    464289842     235       5,545  SH    Defined   2,3          0       0       5,545
ISHARES MSCI PHILIPPINES       PHILL INVSTMRK   46429B408     215       7,200  SH    Defined   2,3          0       0       7,200
ITAU UNIBANCO HLDNG            SPON ADR REP PFD 465562106  58,753   4,220,756  SH    Defined   1,2  2,103,518 141,360   1,975,878
ITAU UNIBANCO HLDNG            SPON ADR REP PFD 465562106     419      30,130  SH    Defined   2,3          0       0      30,130
JF CHINA REGION FUND INC       COM              46614T107     566      46,703  SH    Defined   2,3          0       0      46,703
KOREA EQUITY FUND              COM              50063B104   2,190     241,978  SH    Defined   2,3          0       0     241,978
KOREA FUND INC                 COM NEW          500634209   1,683      46,032  SH    Defined   2,3          0       0      46,032
LATIN AMERICAN DISCOVERY FD    COM              51828C106     357      25,090  SH    Defined   2,3          0       0      25,090
MARKET VECTORS BRAZIL SM-CAP   BRAZL SMCP ETF   57060U613   1,069      29,205  SH    Defined   2,3          0       0      29,205
MARKET VECTORS RUSSIA ETF      RUSSIA ETF       57060U506     433      16,556  SH    Defined   2,3          0       0      16,556
MEXICO EQUITY AND INCOME FD    COM              592834105     812      69,244  SH    Defined   2,3          0       0      69,244
MEXICO FUND INC                COM              592835102     256      10,266  SH    Defined   2,3          0       0      10,266
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100  45,442   1,500,218  SH    Defined   1,2    694,177  40,200     765,841
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     442      14,600  SH    Defined   2,3          0       0      14,600
MOBILE TELESYSTEMS             SPONSORED ADR    607409109   9,260     538,400  SH    Defined   2,3          0       0     538,400
MORGAN STANLEY CHINA A SHARE   COM              617468103   2,027     105,080  SH    Defined   2,3          0       0     105,080
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206  11,989   1,432,436  SH    Defined   1,2  1,432,436       0           0
NEW ORIENTAL EDUCATIO          SPON ADR         647581107  36,767   1,500,700  SH    Defined   1,2    740,100  43,300     717,300
NEW ORIENTAL EDUCATIO          SPON ADR         647581107     404      16,500  SH    Defined   2,3          0       0      16,500
PETROLEO BRASILEIRO S.A.       SPONSORED ADR    71654V408  92,218   4,913,069  SH    Defined   1,2  2,413,565 164,083   2,335,421
PETROLEO BRASILEIRO S.A.       SPONSORED ADR    71654V408     896      47,735  SH    Defined   2,3          0       0      47,735
PETROLEO BRASILEIRO            SP ADR NON VTG   71654V101     764      42,100  SH    Defined   1,2     42,100       0           0
PHILIPPINE LONG DIST           SPONSORED ADR    718252604      45         700  SH    Defined   1,2        700       0           0
SASOL LTD                      SPONSORED ADR    803866300     276       6,500  SH    Defined   1,2      6,500       0           0
SOUFUN HOLDINGS LTD            ADR              836034108  11,265     712,500  SH    Defined   1,2    712,500       0           0
SOUFUN HOLDINGS LTD            ADR              836034108   1,455      92,000  SH    Defined   2,3          0       0      92,000
SPDR S&P EMERGING MKTS SMALL   S&P EMKTSC ETF   78463X756     799      19,175  SH    Defined   2,3          0       0      19,175
STERLITE INDUSTRIES INDI       ADS              859737207  18,868   2,489,135  SH    Defined   1,2  1,355,580       0   1,133,555
STERLITE INDUSTRIES INDI       ADS              859737207     246      32,400  SH    Defined   2,3          0       0      32,400
TAIWAN FUND INC                COM              874036106     796      53,046  SH    Defined   2,3          0       0      53,046
TAIWAN SEMICONDUCTOR           SPONSORED ADR    874039100   2,729     195,501  SH    Defined   1,2    195,501       0           0
TAIWAN SEMICONDUCTOR           APONSORED ADR    874039100  65,233   4,672,835  SH    Defined   2,3          0       0   4,672,835
TATA MOTORS LTD                SPONSORED ADR    876568502      27       1,212  SH    Defined   1,2      1,212       0           0
TATA MOTORS LTD                SPONSORED ADR    876568502     296      13,500  SH    Defined   2,3          0       0      13,500
TEMPLETON DRAGON FUND INC      COM              88018T101   2,389      90,153  SH    Defined   2,3          0       0      90,153
TEMPLETON RUSSIA & EAST EURO   COM              88022F105     340      24,564  SH    Defined   2,3          0       0      24,564
TERNIUM SA                     SPON ADR         880890108  30,363   1,551,500  SH    Defined   1,2    628,976  21,835     900,689
TERNIUM SA                     SPON ADR         880890108     294      15,047  SH    Defined   2,3          0       0      15,047
THAI FUND INC                  COM              882904105   1,340      83,521  SH    Defined   2,3          0       0      83,521
TURKISH INVESTMENT FUND        COM              900145103     148      10,515  SH    Defined   2,3          0       0      10,515
UNITED MICROELECTRON           SPON ADR NEW     910873405      62      28,700  SH    Defined   1,2     28,700       0           0
UNITED MICROELECTRON           SPON ADR NEW     910873405  11,724   5,402,561  SH    Defined   2,3          0       0   5,402,561
VALE SA                        ADR              91912E105 102,916   5,184,695  SH    Defined   1,2  2,287,695 130,800   2,766,200
VALE SA                        ADR              91912E105   6,197     312,181  SH    Defined   2,3          0       0     312,181
VALE SA                        ADR REPSTG PFD   91912E204   1,092      55,953  SH    Defined   1,2     55,953       0           0
VIMPELCOM LTD                  SPONSORED ADR    92719A106  13,424   1,655,273  SH    Defined   1,2    844,474  52,086     758,713
VIMPELCOM LTD                  SPONSORED ADR    92719A106     595      73,358  SH    Defined   2,3          0       0      73,358
WOORI FINANCE HOLDINGS         ADR              981063100      70       2,100  SH    Defined   1,2      2,100       0           0